OMB Number: 3235-0675 Expires: June 30, 2017 Estimated average burden hours per response . .. . . 311.22

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Beaumont Securities Holdings, LLC

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

____	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of earliest event reported) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X	Rule 15Ga-2 under the Exchange Act (17 CPR 240.15Ga-2)

Central Index Key Number of depositor: 0001708002

MFA 2017-RPL1 Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ______________

Central Index Key Number of underwriter (if applicable): ________________

Bryan Wulfsohn, (212) 207-6400

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02 Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03 Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Item 2.02 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Underwriter

Please see the Exhibit Index for the related information.

EXHIBIT INDEX

Exhibit 99.1 – AMC Summary Narrative

Exhibit 99.2 – AMC Securitization Report

Exhibit 99.3 – Mission Global Summary Narrative

Exhibit 99.4 – Mission Global Detail Report

Exhibit 99.5 – Mission Global Exception Report

Exhibit 99.6 – Mission Global Missing Docs Report

Exhibit 99.7 – OPUS Summary Narrative

Exhibit 99.8 – OPUS Data Compare Report

Exhibit 99.9 – OPUS Grades Report

Exhibit 99.10 – Pay History Final Loan Review Report 1

Exhibit 99.11 – Pay History Final Loan Review Report 2

Exhibit 99.12 – Pay History Final Loan Review Report 3

Exhibit 99.13 – RRR Summary Narrative

Exhibit 99.14 – Title Review Results Report 1

Exhibit 99.15 – Title Review Results Report 2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

BEAUMONT SECURITIES HOLDINGS, LLC

Date: May 31, 2017	/s/ Bryan Wulfsohn
Name: Bryan Wulfsohn
Title: Vice President